Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED PAYMENTS
Schedule of Share-Based Payment Expense

€ millions	2020	2019	2018
Cost of cloud	40	56	27
Cost of software	55	82	51
Cost of services	175	246	142
Research and development	296	429	210
Sales and marketing	360	562	312
General and administration	157	461	88
Share-based payment expenses	1,084	1,835	830
Thereof cash-settled share-based payments	893	1,664	674
Thereof equity-settled share-based payments	191	171	156

Cash-Settled Plans
SHARE-BASED PAYMENTS
Summary of Fair Value and Parameters Used at Grant Date

Fair Value and Parameters Used at Year End 2020 for Cash-Settled Plans

€, unless otherwise stated	LTI 2016 Plan	LTI 2020	RSU Plan	Qualtrics
	(2017-2019	(2020 Tranche)	(2017–2020	Rights
	Tranches)		Tranches)
Weighted average fair value as at 12/31/2020	72.94	94.75	105.52	33.66
Information how fair value was measured at measurement date
Option pricing model used	Monte Carlo	Monte Carlo	Other[1]	Other[1]
Share price	107.22	107.22	107.22	107.22
Risk-free interest rate, depending on maturity (in %)	–0.75 to –0.11	NA	–0.77 to –0.32	–0.77 to –0.37
Expected volatility (in %)	34 to 42	30	NA	NA
Expected dividend yield (in %)	1.54	NA	1.54	1.54
Weighted average remaining life of awards outstanding as at 12/31/2020 (in years)	1.2	3.2	1.0	1.5

[1] For these awards, the fair value is calculated by subtracting the net present value of expected future dividend payments, if any, until maturity of the respective award from the prevailing share price as at the valuation date.

Fair Value and Parameters Used at Year End 2019 for Cash-Settled Plans

€, unless otherwise stated	LTI 2016 Plan	SOP 2010	RSU Plan	Qualtrics
	(2016–2019	(2014–2015	(2016–2019	Rights
	Tranches)	Tranches)	Tranches)
Weighted average fair value as at 12/31/2019	94.06	49.51	118.72	37.55
Information how fair value was measured at measurement date
Option pricing model used	Monte Carlo	Monte Carlo	Other[1]	Other[1]
Share price	120.32	120.32	120.32	120.32
Risk-free interest rate, depending on maturity (in %)	–0.68 to –0.57	–0.25 to –0.08	–0.68 to –0.31	–0.55 to –0.35
Expected volatility (in %)	20 to 25	27 to 36	NA	NA
Expected dividend yield (in %)	1.26	1.26	1.26	1.26
Weighted average remaining life of awards outstanding as at 12/31/2019 (in years)	1.9	0.3	1.0	1.7

[1] For these awards, the fair value is calculated by subtracting the net present value of expected future dividend payments, if any, until maturity of the respective award from the prevailing share price as at the valuation date.

Summary of Changes in Numbers of Outstanding Awards

Thousands, unless otherwise stated	LTI 2016 Plan	LTI 2020 (2020	SOP 2010	RSU Plan	Qualtrics
	(2016–2019	Tranche)	(2013–2015	(2016–2020	Rights
	Tranches)		Tranches)	Tranches)
12/31/2018	926	NA	7,086	15,264	NA
Granted[1]	344	NA	0	9,339	24,666
Adjustment based upon KPI target achievement	NA	NA	NA	122	NA
Exercised	0	NA	-3,904	-7,540	-7,776
Forfeited	-160	NA	-144	-1,057	-883
12/31/2019	1,110	0	3,039	16,128	16,007
Granted	0	202	0	9,238	0
Adjustment based upon KPI target achievement	-211	NA	NA	-5	NA
Exercised	-129	0	-1,773	-7,204	-7,791
Forfeited	-3	-30	-66	-1,164	-699
12/31/2020	767	172	1,200	16,993	7,518
[1] Granted includes additions from business combinations
Outstanding awards exercisable as at
12/31/2019	0	NA	3,039	0	0
12/31/2020	0	0	1,200	0	0

Total carrying amount (in € millions) of liabilities as at
12/31/2019	73	NA	150	1,100	377
12/31/2020	49	6	42	1,027	193

Total intrinsic value of vested awards (in € millions) as at
12/31/2019	51	NA	155	0	0
12/31/2020	32	3	42	0	0

Weighted average share price (in €) for awards exercised in
2019	NA	NA	111.58	98.11	106.15
2020	124.03	NA	121.49	109.75	113.34

Total expense (in € millions) recognized in
2018	8	NA	43	611	NA
2019	44	NA	66	1,087	461
2020	-9	6	2	760	132

Summary of Share Based Payment Liabilities As Part of Other Non-Financial Liabilities

€ millions	2020			2019
	Current	Non-Current	Total	Current	Non-Current	Total
Share-based payment liabilities	863	454	1,317	1,130	605	1,735
/ Other non-financial liabilities	4,643	770	5,413	4,839	957	5,796
Share-based payment liabilities as % of / other non-financial liabilities	19	59	24	23	63	30

Equity-Settled Share-Based Payments
SHARE-BASED PAYMENTS
Schedule of Share-Based Payment Expense	Recognized Expense for Equity-Settled Plans

€ millions	2020	2019	2018
Own	191	171	149

Schedule of Number of Shares Purchased	Number of Shares Purchased

Millions	2020	2019	2018
Own	5.5	5.2	5.3